Equity(Table)	12 Months Ended
Dec. 31, 2020
Equity Abstract [Abstract]
Disclosure Of Issued Capital Explanatory

Details of share capital as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
Type of share	Ordinary share		Ordinary share
	(In millions of Korean won and in number of shares)
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share (In Korean won)	￦	5,000	￦	5,000
Number of issued shares		415,807,920		415,807,920
Share capital	￦	2,090,558	￦	2,090,558

Changes in outstanding shares for the years ended December 31, 2019 and 2020, are as follows:

	2019	2020
	(In number of shares)
Beginning	395,551,297	389,634,335
Increase	—	—
Decrease	(5,916,962)	—

Ending	389,634,335	389,634,335

Schedule Of Hybrid Securities [Text Block]

Details of hybrid securities classified as equity as of December 31, 2019 and 2020, are as follows:

	Issuance date	Maturity	Interest rate (%)	December 31, 2019	December 31, 2020
				(In millions of Korean won)
The 1-1st Hybrid securities	May 2, 2019	Perpetual bond	3.23	￦349,309	￦349,309
The 1-2nd Hybrid securities	May 2, 2019	Perpetual bond	3.44	49,896	49,896
The 2-1st Hybrid securities	May 8, 2020	Perpetual bond	3.30	—	324,099
The 2-2nd Hybrid securities	May 8, 2020	Perpetual bond	3.43	—	74,812
The 3-1st Hybrid securities	July 14, 2020	Perpetual bond	3.17	—	369,099
The 3-2nd Hybrid securities	July 14, 2020	Perpetual bond	3.38	—	29,922
The 4-1st Hybrid securities	Oct 20, 2020	Perpetual bond	3.00	—	433,996
The 4-2nd Hybrid securities	Oct 20, 2020	Perpetual bond	3.28	—	64,855

				￦399,205	￦1,695,988

The above hybrid securities are early redeemable by the Group after 5 or 10 years from the issuance date. On the other hand, hybrid securities of ￦ 574,580 million issued by Kookmin Bank are recognized as non-controlling interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.

Disclosure Of Reserves And Other Equity Interest Explanatory

Details of capital surplus as of December 31, 2019 and 2020, are as follows

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Paid-in capital in excess of par value	￦	13,190,274	￦	13,190,274
Loss on sales of treasury shares		(481,332)		(481,332)
Other capital surplus		4,413,835		4,002,714
Consideration for exchangeable rights		—		11,933

	￦	17,122,777	￦	16,723,589

Schedule Of Accumulated Other Comprehensive Income Loss [Text Block]

Details of accumulated other comprehensive income as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(290,228)	￦	(300,324)
Exchange differences on translating foreign operations		31,793		(131,113)
Net gains on financial instruments at fair value through other comprehensive income		487,331		717,230
Share of other comprehensive income (loss) of associates and joint ventures		3,318		(3,529)
Losses on cash flow hedging instruments		(27,333)		(28,597)
Gains (losses) on hedging instruments of net investments in foreign operations		(41,992)		22,277
Other comprehensive income arising from separate account		18,381		8,698
Fair value changes on financial liabilities designated at fair value due to own credit risk		(20,326)		(11,507)
Net gains on overlay approach adjustment		187,077		339,202

	￦	348,021	￦	612,337

Schedule Of Appropriated And Unappropriated Retained Earnings [Text Block]

Details of retained earnings as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020[2]
	(In millions of Korean won)
Legal reserves[1]	￦	482,807	￦	557,405
Voluntary reserves		982,000		982,000
Unappropriated retained earnings		18,244,738		20,977,987

	￦	19,709,545	￦	22,517,392

[1]

With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[2]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ￦ 3,587,439 million as of December 31, 2020.

Disclosure Of Treasury Shares Explanatory

Changes in treasury shares for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares		22,560,240		5,916,962		(2,303,617)		26,173,585
Carrying amount	￦	968,549	￦	267,639	￦	(100,000)	￦	1,136,188

	2020
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares*		26,173,585		—		—		26,173,585
Carrying amount	￦	1,136,188	￦	—	￦	—	￦	1,136,188

*	5,000,000 treasury shares are deposited at the Korea Securities Depository for issuing exchangeable bonds.